Payables - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of trade and other payables [line items]
Trade and other current payables	$ 1,841	$ 2,185
Group payables, settlement period	12 months
Australian dollar
Disclosure of trade and other payables [line items]
Trade and other current payables	$ 208	$ 140